Translation reserve Translation reserve table (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Gains (losses) on exchange differences on translation, before tax	€ (23.6)	€ 19.2	€ 2.2
Gains (losses) on hedges of net investments in foreign operations, net of tax	13.5	(13.2)	3.4
Other comprehensive income/(loss) for the year	(40.9)	(44.9)	7.5
Equity attributable to owners of parent	2,126.1	2,557.9
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	46.4	46.4
Hedges of net investment in foreign operations
Disclosure of reserves within equity [line items]
Reserve of exchange differences on translation, continuing hedges	17.3	3.8
Reserve of exchange differences on translation, continuing hedges	17.3	3.8
Translation reserve
Disclosure of reserves within equity [line items]
Equity attributable to owners of the parent (restated)		94.8
Other comprehensive income/(loss) for the year	(10.1)	6.0	5.6
Equity attributable to owners of parent			88.8
GBP net investments [Member]
Disclosure of reserves within equity [line items]
Gains (losses) on exchange differences on translation, net of tax	€ (25.7)	€ 19.0	€ (3.7)